Organization and Summary of Significant Accounting Policies - Additional Information (Detail)			1 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 24, 2019 USD ($) $ / shares shares	Jun. 06, 2019	Oct. 31, 2019 USD ($) shares	Sep. 28, 2019 USD ($) Store $ / shares shares	Sep. 28, 2019 USD ($) Store $ / shares shares	Jun. 29, 2019 USD ($)	Sep. 29, 2018 USD ($)	Jun. 06, 2019	Sep. 28, 2019 USD ($) Store Segment $ / shares shares	Sep. 29, 2018 USD ($)	Dec. 29, 2018 USD ($) Store Segment Customer $ / shares shares	Dec. 30, 2017 USD ($) Customer $ / shares shares	Dec. 31, 2016 USD ($) Customer	Oct. 22, 2018 $ / shares
Subsidiary, Sale of Stock [Line Items]
Number of stores | Store				337	337				337
Description of business entities, stores											The Company has 296 stores in five western states, as well as 20 stores in Pennsylvania. All stores, except for two Company-operated stores in California and six in Pennsylvania, are independent business entities operated by entrepreneurial small business owners with a relentless focus on selecting the best products for their communities, providing personalized customer service and driving improved store performance. The Company enters into an independent operator agreement (“Operator Agreement”) with each independent operator (“IO”), which grants that IO a license to operate a particular Grocery Outlet Bargain Market retail store. The Operator Agreement requires the IO to be a business entity owned by one or more individuals. The vast majority of the IOs operate a single store, with most working as two-person teams. IOs are independent businesses and are responsible for store operations, including ordering, merchandising and managing inventory, marketing locally and directly hiring, training and employing their store workers.
Stock split, conversion ratio		1.403						1.403
Number of Customer Accounting for More than 10% of Sales | Customer											0	0	0
Number of Customers Accounted for More than 10% of Accounts Receivable | Customer											0	0
Remaining terms of lease				12 years 4 months 2 days	12 years 4 months 2 days				12 years 4 months 2 days
Assets impairment charge											$ 600,000	$ 0	$ 0
Debt issuance cost amortization					$ 533,000		$ 1,090,000		$ 1,828,000	$ 3,275,000	4,024,000	4,442,000	4,301,000
Goodwill impairment											0	0	0
Carrying amount of goodwill											0	0
Impairment of intangible assets											$ 0	0	0
Number of reportable segments | Segment									1		1
Contract with customer, liability				$ 1,400,000	$ 1,400,000				$ 1,400,000		$ 1,700,000	1,600,000
Gift card redemption period									12 months		12 months
Revenue recognition, gift cards, breakage											$ 69,247,000	58,723,000	44,350,000
Breakage transition adjustment											100,000
Advertising costs											21,200,000	20,800,000	$ 19,800,000
Valuation allowances											$ 0	$ 0
Proceeds from initial public offering, net of underwriting discounts paid									$ 407,666,000	0
Payments of stock issuance costs									$ 7,058,000	$ 0
Common stock, authorized (shares) | shares				500,000,000	500,000,000				500,000,000
Preferred stock, shares authorized (shares) | shares				50,000,000	50,000,000				50,000,000		1	1
Preferred stock, par value (usd per share) | $ / shares				$ 0.001	$ 0.001				$ 0.001		$ 0.001	$ 0.001
Redemption of preferred stock						$ 0
Minimum
Subsidiary, Sale of Stock [Line Items]
Estimated useful life of Assets											3 years
Remaining terms of lease											1 year
Useful Live (Years)											1 year
Maximum
Subsidiary, Sale of Stock [Line Items]
Estimated useful life of Assets											15 years
Remaining terms of lease											20 years
Useful Live (Years)											20 years
Globe Intermediate Corp
Subsidiary, Sale of Stock [Line Items]
Percentage of equity investment fund											100.00%
GOBP Holdings Inc
Subsidiary, Sale of Stock [Line Items]
Percentage of equity investment fund											100.00%
GOBP Midco Inc
Subsidiary, Sale of Stock [Line Items]
Percentage of equity investment fund											100.00%
Grocery Outlet Inc
Subsidiary, Sale of Stock [Line Items]
Percentage of equity investment fund											100.00%
Amelias LLC
Subsidiary, Sale of Stock [Line Items]
Percentage of equity investment fund											100.00%
Western United States
Subsidiary, Sale of Stock [Line Items]
Number of stores | Store											296
Pennsylvania
Subsidiary, Sale of Stock [Line Items]
Number of stores | Store											20
Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Redemption of preferred stock	$ 1.00					$ 0
Senior Notes | Second Lien Credit Agreement
Subsidiary, Sale of Stock [Line Items]
Repayments of long-term debt	150,000,000
Debt instrument, periodic payment, interest	3,600,000
Senior Notes | First Lien Credit Agreement
Subsidiary, Sale of Stock [Line Items]
Repayments of long-term debt	248,000,000
Debt instrument, periodic payment, interest	$ 3,800,000
Trade Names
Subsidiary, Sale of Stock [Line Items]
Useful Live (Years)											15 years
Computer Software
Subsidiary, Sale of Stock [Line Items]
Useful Live (Years)											3 years
IPO
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock upon initial public offering, net of issuance costs (in shares) | shares	19,765,625
Proceeds from initial public offering, net of underwriting discounts paid	$ 407,700,000
Underwriting discounts and commissions	$ 27,100,000
Sale of stock (in usd per share) | $ / shares	$ 22.00													$ 22.00
Payments of stock issuance costs				$ 7,300,000	$ 600,000
IPO | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock upon initial public offering, net of issuance costs (in shares) | shares			451,470
Proceeds from initial public offering, net of underwriting discounts paid			$ 3,200,000
Payments of stock issuance costs			$ 1,100,000